SHARE OPTIONS	12 Months Ended
Dec. 31, 2020
SHARE OPTIONS
SHARE OPTIONS

13.          SHARE OPTIONS

In 2018, the Company adopted the 2008 Share Incentive Option Plan (“2008 Plan”) for the granting of share options to employees to reward them for services provided to the Company and to provide incentives for future services. Pursuant to the 2008 Plan, total shares that the 2008 Plan was authorized to grant were 4,444,444 shares. In May 2014, the Company authorized the issuance of an additional 6,900,000 ordinary shares to the 2008 Plan to support the Company’s business expansion and recruiting plans. The majority of the options will vest over four years where 25% of the options will vest at the end of the first year after the grant date through the fourth year. The share options expire 10 years from the date of grant.

In 2019, the Company adopted the 2019 Share Incentive Plan (“2019 Plan”). The 2019 Plan is intended to promote our success and to increase shareholder value by providing an additional means to attract, motivate, retain and reward selected directors, officers, employees and other eligible persons. Pursuant to the 2019 Plan, total shares that the 2019 Plan was authorized to grant were 2,867,382 ordinary shares.

The 2008 plan and 2019 plan are collectively referred to as the Plans.

In 2018, the Company granted 44,000 share options under the 2008 Plan to employees at exercise prices ranged from $0.33 to $1.92 per share. These share options vest over a period of four years.

In 2019, the Company didn’t grant share options.

In 2020, the Company granted 3,000,000 share options under the Plans to certain officers and employees at exercise prices of $0.40 per share. These share options vest immediately.

The fair value of each option granted was estimated on the date of grant using  a binomial option pricing model with the following assumptions during the applicable periods:

	Year ended December 31,
	2018	2019	2020
Risk-free interest rate per annum	2.90-3.20%	—	0.12%
Exercise multiple	2.2	—	2.8
Expected volatility	66.4-69.5%	—	91.3%
Expected dividend yield	0%	—	0%
Fair value of ordinary shares	$0.44-1.04	$—	$0.935
Expected terms (in years)	10	—	1

(1)	Risk-free interest rates

Risk-free interest rates were estimated based on the yield to maturity of China international government bonds and US treasury bonds with a maturity period close to the contractual term of the options for the years ended December 31, 2018 and 2020, respectively.

(2)	Exercise multiple

Exercise multiple represents the value of the underlying share as a multiple of exercise price of the option which, if achieved, results in exercise of the option.

(3)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of the Company’s publicly traded stock.

(4)	Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the contractual term of the options.

(5)	Fair value of underlying ordinary shares

The fair value of the underlying ordinary shares is determined based on the closing market price of the ADS of the Company as of the grant date.

A summary of the share option activities under the Plans as of December 31, 2020, and changes during the year then ended is presented below:

		Weighted average
		exercise price
	Options granted	per option

Outstanding at January 1, 2020	204,700	$2.39
Granted	3,000,000	$0.40
Exercised	—	$—
Forfeited	(136,600)	$2.31
Outstanding at December 31, 2020	3,068,100	$0.45

The following table summarizes information regarding the share options granted under the Plans as of December 31, 2020:

	As of December 31, 2020
			Weighted-
		Weighted-	average remaining	Weighted-
		average exercise	contractual	Average
	Options Number	price per option	life (years)	intrinsic value

Options
Outstanding	3,068,100	$0.45	0.82	$0.85
Exercisable	3,068,100	$0.45	0.82	$0.85
Expected to vest	—	$—	—	$—

The total intrinsic value of options exercised during the years ended December 31, 2018, 2019 and 2020 were $270,  $539, and nil, respectively.

The weighted average grant date fair value of options granted during the years ended December 31, 2018, 2019 and 2020 was $0.50,  nil and $0.56, respectively.

The total fair value of the equity awards vested during the years ended December 31, 2019 and 2020 were $9 and $1,688, respectively.

For the years ended December 31, 2018, 2019 and 2020, the Group recorded share-based compensation expense of $21,  $66 and $1,689 related to the options under the Plans, respectively. As of December 31, 2020, there was no unrecognized compensation cost related to the options.